Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Stockholders' Equity [Abstract]
Schedule of Stockholders' Equity

Stockholders’ equity consisted of the following:

WISeKey International Holding Ltd	As of June 30, 2026		As of December 31, 2025
	Class A Shares	Class B Shares	Class A Shares	Class B Shares
Share Capital
Par value per share (in CHF)	0.01	0.10	0.01	0.10
Share capital (in USD)	16,007	439,712	16,007	439,712
Per Articles of association and Swiss capital categories
Conditional Share Capital - Total number of conditional shares(1)	400,000	2,080,317	400,000	2,080,317
Total number of fully paid-in shares	1,600,880	4,080,546	1,600,880	4,080,546
Per US GAAP
Total number of authorized shares	2,000,880	8,281,180	2,000,880	8,281,180
Total number of fully paid-in issued shares(1)	1,600,880	4,080,546	1,600,880	4,080,546
Total number of fully paid-in outstanding shares(1)	1,600,880	4,024,038	1,600,880	4,024,038
Par value per share (in CHF)	0.01	0.10	0.01	0.10
Share capital (in USD)	16,007	439,712	16,007	439,712
Total share capital (in USD)	455,719		455,719
Treasury Share Capital
Total number of fully paid-in shares held as treasury shares	-	56,508	-	56,508
Treasury share capital (in USD)	-	501,644	-	501,644
Total treasury share capital (in USD)	-	501,644	-	501,644

(1)	As of June 30, 2026, conversions/exercises of conditional capital resulting in 218,180 Class A shares and 95,523 Class B shares had not yet been registered with the commercial register. Accordingly, these shares were not deducted from the number of conditional shares available as of June 30, 2026.

Schedule of Ownership Interest in Subsidiaries on Equity

The purpose of this schedule is to disclose the effects of the changes in WISeKey’s ownership interest in its subsidiaries on WISeKey’s equity.

USD’000	Unaudited 6 months ended June 30, 2026
Net loss attributable to WISeKey International Holding Ltd	(9,585)
Increase / (decrease) in APIC for the sale of 31,905,635 Ordinary Shares of SEALSQ Corp	258
Net transfers (to) from noncontrolling interest	258
Change from net loss attributable to WISeKey International Holding Ltd’s shareholders and transfers (to) from noncontrolling interest	(9,327)